BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT- Small Company Growth Fund
Berger IPT- Growth and Income Fund

SUPPLEMENT DATED DECEMBER 19, 2000
TO
PROSPECTUS DATED MAY 1, 2000

Effective January 1, 2001, Paul A. LaRocco will join Berger LLC ("Berger") as Vice President and portfolio manager of the Berger IPT- Small Company Growth Fund. Mr. LaRocco will succeed interim portfolio managers Jay W. Tracey and Mark S. Sunderhuse. Mr. LaRocco joins Berger from Montgomery Asset Management where he co-managed the Montgomery Small Cap Fund and the Mid Cap 20 Portfolio. From 1998 to 2000, he was a senior portfolio manager at Founders Asset Management, with responsibility for several small and mid cap growth funds. Prior to that he was a portfolio manager for a number of small and mid cap funds at Oppenheimer Funds from 1993 to 1998. Mr. LaRocco holds a Master of Business Administration degree in Finance from the University of Chicago Graduate School of Business and has a Bachelor of Science degree in Physiological Psychology and a Bachelor of Arts degree in Biological Sciences from the University of California, Santa Barbara. He is a Chartered
Financial Analyst.

Also effective January 1, 2001, Mr. Tracey and Steven L. Fossel will be appointed team portfolio managers of the Berger IPT - Growth and Income Fund. The Berger IPT- Growth and Income Fund has been managed on an interim basis by Mr. Fossel.

The section "Organization of the Funds" of the Prospectus is amended accordingly.

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT- Small Company Growth Fund


SUPPLEMENT DATED DECEMBER 19, 2000
TO
PROSPECTUS DATED MAY 1, 2000

Effective January 1, 2001, Paul A. LaRocco will join Berger LLC ("Berger") as Vice President and portfolio manager of the Berger IPT- Small Company Growth Fund. Mr. LaRocco will succeed interim portfolio managers Jay W. Tracey and Mark S. Sunderhuse. Mr. LaRocco joins Berger from Montgomery Asset Management where he co-managed the Montgomery Small Cap Fund and the Mid Cap 20 Portfolio. From 1998 to 2000, he was a senior portfolio manager at Founders Asset Management, with responsibility for several small and mid cap growth funds. Prior to that he was a portfolio manager for a number of small and mid cap funds at Oppenheimer Funds from 1993 to 1998. Mr. LaRocco holds a Master of Business Administration degree in Finance from the University of Chicago Graduate School of Business and has a Bachelor of Science degree in Physiological Psychology and a Bachelor of Arts degree in Biological Sciences from the University of California, Santa Barbara. He is a Chartered Financial Analyst.

The section "Organization of the Funds" of the Prospectus is amended accordingly.